Equity - Summary of Treasury Shares (Detail) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Beginning balance	72,941	126,008
Increase during the year		1,933
Decrease during the year		(55,000)
Ending balance	72,941	72,941
Shares Repurchased for Cancellation [member]
Beginning balance	0	53,067
Increase during the year		1,933
Decrease during the year		(55,000)
Ending balance	0	0
Shares Held by Subsidiaries [member]
Beginning balance	72,941	72,941
Increase during the year		0
Decrease during the year		0
Ending balance	72,941	72,941